Forward Purchase Agreements (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended
	Dec. 31, 2024	Sep. 16, 2024	May 08, 2024	May 07, 2024	Dec. 18, 2023	Jul. 13, 2023	Aug. 01, 2025	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024	May 17, 2024
Forward Purchase Agreements [Line Items]
Agreed to purchase (in Shares)		467.8363
Reset floor price	$ 1		$ 1	$ 1
Stock issued (in Dollars)								$ 16	$ 16	$ 14
Price per share											$ 1
Due to related parties (in Dollars)									155,289	145,831
Related Party [Member]
Forward Purchase Agreements [Line Items]
Due to related parties (in Dollars)										1,300
FPAs [Member]
Forward Purchase Agreements [Line Items]
Agreed to purchase (in Shares)						5,618,488
Maturity date						24 months
Sale price per share						$ 5
Stock issued (in Dollars)					$ 10,000
Due to related parties (in Dollars)									$ 4,000	3,500
FPAs [Member] | Related Party [Member]
Forward Purchase Agreements [Line Items]
Due to related parties (in Dollars)										$ 1,300
Maximum [Member]
Forward Purchase Agreements [Line Items]
Reset floor price					$ 5
Consecutive trading days	30 years						30 years
Minimum [Member]
Forward Purchase Agreements [Line Items]
Reset floor price					$ 3
Consecutive trading days	20 years						20 years